Organization - Schedule of Operations of VIEs (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Revenues	¥ 40,963,626	$ 5,857,721	¥ 216,428,374	¥ 126,338,353
Net income	708,627,396	101,332,370	91,731,395	39,133,539
Cash and cash equivalents	5,532,375,615		4,263,311,636	7,207,343,478	$ 791,119,191
Time and structured deposits	1,885,242,800		2,009,018,598		269,586,135
Investment in equity method investee	126,532,780		146,100,984		18,000,000
Interest and investment income, net	990,368,590	141,620,825	380,062,136	255,332,621
Gain on derivative instruments	188,710,582	26,985,254	19,457,360	153,834,938
General and administrative	291,503,527	41,684,450	276,564,752	273,588,744
Variable Interest Entity
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Revenues	2,914,256	416,733	198	47,770,942
Net income	279,960,596	40,033,833	¥ (448,652,409)	¥ 171,107,836
Cash and cash equivalents	1,466,000,000				210,000,000
Short term deposit	854,000,000				122,000,000
Restricted cash	1,487,000,000				213,000,000
Time and structured deposits	750,000,000				107,000,000
Investment in equity method investee	1,556,000,000				$ 223,000,000
Interest and investment income, net	378,000,000	54,000,000
Gain on derivative instruments	132,000,000	19,000,000
General and administrative	¥ 180,000,000	$ 26,000,000